Prepayments and Other Receivables	12 Months Ended
Mar. 31, 2024
Prepayments and Other Receivables [Abstract]
Prepayments and other receivables

10. Prepayments and other receivables

Prepayments and other receivables consist of the following:

	2024	2023
	US$	US$
Prepaid insurance	34,790	62,052
Receivable from Bsset Technology Limited	20,000	100,013
Others	32,659	65,679
Total	87,449	227,744
Allowance for expected credit loss	(2,076)	(2,076)
Prepayments and other receivables after allowance for expected credit loss	85,373	225,668

Note:

(a)	On March 28, 2023, the Company’s subsidiary, Metalpha, entered an investment agreement with Bsset Technology Limited (“Bsset”). According to the investment agreement, Metalpha transferred approximately US$100,013 to Bsset to invest in a crypto asset portfolio managed by Bsset. As of May 17, 2023, approximately US$80,010 have been received, while remaining still outstanding. Allowance for expected credit loss of US$2,076 was recorded in the consolidated statements of profit or loss and comprehensive loss for the year ended March 31, 2024.

Movements of allowance for expected credit loss as followings:

	2024	2023
	US$	US$
As of April 1	2,076	67,774
Additions	—	2,076
Disposal of subsidiaries	—	(67,774)
As of March 31	2,076	2,076